36. Financial instruments and risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial instruments and risk management [line items]
Assets	R$ 29,909	R$ 30,639
Liabilities	(3,547)	R$ (9,245)
2021 [Member]
Financial instruments and risk management [line items]
Assets	8,096
Liabilities	(709)
2022 [Member]
Financial instruments and risk management [line items]
Assets	8,096
Liabilities	(709)
2023 Onwards [Member]
Financial instruments and risk management [line items]
Assets	13,717
Liabilities	R$ (2,129)